Leases - Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,038
Balance – End of period	1,342	$ 2,038
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,921
Balance – End of period	1,268	1,921
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	117
Balance – End of period	74	117
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,099	5,304
Additions (Amortization)	622	425
Disposals	331	315
Effects of foreign exchange	96	(315)
Balance – End of period	5,486	5,099
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,717	4,974
Additions (Amortization)	593	361
Disposals	256	315
Effects of foreign exchange	100	(303)
Balance – End of period	5,154	4,717
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	382	330
Additions (Amortization)	29	64
Disposals	75	0
Effects of foreign exchange	(4)	(12)
Balance – End of period	332	382
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(3,061)	(2,245)
Additions (Amortization)	(1,358)	(1,006)
Disposals	325	42
Effects of foreign exchange	(50)	148
Balance – End of period	(4,144)	(3,061)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,796)	(2,037)
Additions (Amortization)	(1,304)	(935)
Disposals	256	42
Effects of foreign exchange	(42)	134
Balance – End of period	(3,886)	(2,796)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(265)	(208)
Additions (Amortization)	(54)	(71)
Disposals	69	0
Effects of foreign exchange	(8)	14
Balance – End of period	$ (258)	$ (265)